Derivative Financial Instruments (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Current assets
Forward exchange contracts	$ 0	$ 0	$ 0	$ 2,289
Current liabilities
Forward exchange contracts	$ 2,087	$ 4,188	$ 5,531	$ 1